LARGECAP FUND SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

		Shares	Value
COMMON STOCKS - 99.9%			$170,671,836
(COST $124,974,304)

Communication Services - 12.6%			21,598,630
Entertainment - 4.3%
Electronic Arts Inc.		11,925	1,663,299
The Walt Disney Co.		17,550	1,958,229
Warner Bros. Discovery, Inc. (a)		414,075	3,639,719
Interactive Media & Services - 6.8%
Alphabet Inc. Class A (a)		54,950	7,608,377
Meta Platforms, Inc. Class A		8,050	3,945,546
Media - 1.5%
Paramount Global Class B		252,125	2,783,460

Consumer Discretionary - 6.3%			10,745,021
Broadline Retail - 1.7%
eBay Inc.		60,270	2,849,566
Distributors - 1.6%
LKQ Corp.		51,850	2,711,237
Hotels, Restaurants & Leisure - 1.0%
Starbucks Corp.		18,175	1,724,808
Household Durables - 1.0%
TopBuild Corp. (a)		4,190	1,685,972
Leisure Products - 0.5%
Topgolf Callaway Brands Corp. (a)		58,575	834,108
Specialty Retail - 0.5%
Chewy, Inc. Class A (a)		53,250	939,330

Consumer Staples - 7.0%			11,936,455
Consumer Staples Distribution - 4.6%
Performance Food Group Co. (a)		35,175	2,700,385
Target Corp.		14,110	2,157,701
Walgreens Boots Alliance, Inc.		141,225	3,002,444
Food Products - 1.1%
Tyson Foods, Inc. Class A		33,275	1,804,836
Household Products - 1.3%
Kimberly-Clark Corp.		18,743	2,271,089

Energy - 3.5%			5,914,392
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy, Inc.		10,000	1,552,000
Chevron Corp.		14,245	2,165,382
Exxon Mobil Corp.		21,020	2,197,010

Financials - 22.5%			38,506,853
Banks - 9.5%
Bank of America Corp.		107,250	3,702,270
Citigroup Inc.		73,875	4,099,324
Citizens Financial Group, Inc.		31,275	981,722
JPMorgan Chase & Co.		20,045	3,729,573
PNC Financial Services Group, Inc.		9,945	1,463,904
Wells Fargo & Co.		39,775	2,211,092
Capital Markets - 5.5%
Intercontinental Exchange, Inc.		12,425	1,719,869
Northern Trust Corp.		27,160	2,230,651
State Street Corp.		22,625	1,668,141
The Charles Schwab Corp.		55,800	3,726,324
Consumer Finance - 2.6%
Bread Financial Holdings Inc.		62,024	2,374,279
Discover Financial Services		17,795	2,147,856
Financial Services - 4.9%
Fiserv, Inc. (a)		8,774	1,309,695
PayPal Holdings, Inc. (a)		56,160	3,388,694
Visa Inc. Class A		13,280	3,753,459

Health Care - 17.9%			30,525,404
Biotechnology - 3.5%
AbbVie Inc.		12,425	2,187,421
Amgen Inc.		5,750	1,574,522
Exact Sciences Corp. (a)		37,175	2,138,678
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories		7,175	851,242
GE HealthCare Technologies Inc.		24,050	2,195,284
Health Care Providers & Services - 6.8%
CVS Health Corp.		42,150	3,134,695
HCA Healthcare, Inc.		6,400	1,994,880
McKesson Corp.		3,260	1,699,797
The Cigna Group		6,275	2,109,278
UnitedHealth Group Inc.		5,600	2,764,160
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.		32,825	1,665,869
Johnson & Johnson		10,350	1,670,283
Merck & Co., Inc.		14,700	1,869,105
Pfizer Inc.		128,625	3,416,280
Viatris Inc.		101,367	1,253,910

Industrials - 4.6%			7,813,479
Aerospace & Defense - 1.0%
General Dynamics Corp.		5,975	1,632,669
Air Freight & Logistics - 0.9%
FedEx Corp.		6,225	1,549,838
Electrical Equipment - 1.0%
Generac Holdings Inc. (a)		15,625	1,757,969
Machinery - 1.7%
Kornit Digital Ltd. (a)		159,700	2,873,003

Information Technology - 22.9%			39,176,115
Communications Equipment - 2.6%
Calix, Inc. (a)		24,750	863,032
Cisco Systems, Inc.		40,910	1,978,817
Lumentum Holdings Inc. (a)		16,825	815,508
Viavi Solutions Inc. (a)		83,735	799,669
Electronic Equipment, Instruments & Components - 2.6%
Coherent Corp. (a)		43,775	2,603,737
Keysight Technologies, Inc. (a)		12,475	1,924,893
Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices, Inc.		10,000	1,918,200
Infineon Technologies A.G. ADR		60,925	2,198,783
Marvell Technology, Inc.		26,875	1,925,863
NXP Semiconductors N.V.		11,890	2,969,290
Qualcomm Inc.		32,680	5,156,577
Software - 6.8%
Adobe Inc. (a)		2,550	1,428,714
Microsoft Corp.		18,286	7,563,821
Oracle Corp.		23,175	2,588,184
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.		24,570	4,441,027

Materials - 1.9%			3,278,658
Containers & Packaging - 0.5%
O-I Glass, Inc. (a)		56,400	954,288
Metals & Mining - 1.4%
Freeport-McMoRan Inc.		61,475	2,324,370

Real Estate - 0.7%			1,176,829
Real Estate Management & Development - 0.7%
Colliers Int'l. Group Inc.		10,125	1,176,829

SHORT-TERM INVESTMENTS - 0.0% ^			65,448
(COST $65,448)

Money Market Funds - 0.0% ^			65,448
First American Government Obligations Fund Class X, 5.23% (b)		65,448	65,448

TOTAL INVESTMENTS - 99.9% (COST $125,039,752)			170,737,284

NET OTHER ASSETS AND LIABILITIES - 0.1%			92,918

NET ASSETS - 100.0%			$170,830,202

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 29, 2024.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$21,598,630	$–	$–	$21,598,630
Consumer discretionary	10,745,021	–	–	10,745,021
Consumer staples	11,936,455	–	–	11,936,455
Energy	5,914,392	–	–	5,914,392
Financials	38,506,853	–	–	38,506,853
Health care	30,525,404	–	–	30,525,404
Industrials	7,813,479	–	–	7,813,479
Information technology	39,176,115	–	–	39,176,115
Materials	3,278,658	–	–	3,278,658
Real Estate	1,176,829	–	–	1,176,829
Total common stocks	170,671,836	–	–	170,671,836
Short-term investments
Money market funds	65,448	–	–	65,448
Total short-term investments	65,448	–	–	65,448
Total investments	$170,737,284	$–	$–	$170,737,284

The Fund did not invest in any level-3 investments as of and during the three-month period ended February 29, 2024.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 29, 2024

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.